UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance AMT-Free Municipal Income Fund

Eaton Vance Build America Bond Fund

Eaton Vance Atlanta Capital Horizon Growth Fund

Eaton Vance

AMT-Free Municipal Income Fund

December 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 111.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.1%
Idaho Bond Bank Authority, 5.25%, 9/15/25	$1,160	$1,379,170
Idaho Bond Bank Authority, 5.375%, 9/15/27	1,555	1,851,290
New York Environmental Facilities Corp., 5.00%, 10/15/35	100	116,091
New York Environmental Facilities Corp., 5.00%, 10/15/35(1)	9,900	11,493,009

		$14,839,560

Education — 8.5%
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38(1)	9,990	$11,338,350
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	11,000	13,153,140
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	4,110	4,727,651
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/26	330	365,590
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/27	415	458,658
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/29	365	400,197
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/30	290	316,448
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/31	270	293,223
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/32	225	242,996
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/33	185	198,374
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,530	1,790,115
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	1,265	1,451,663
University of Virginia, 5.00%, 6/1/40	4,475	5,120,071

		$39,856,476

Electric Utilities — 4.5%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30(2)	$1,630	$1,708,534
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	3,520	4,150,467
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	1,000	1,171,160
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(1)	7,000	8,199,310
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	5,505	6,216,521

		$21,445,992

Escrowed/Prerefunded — 3.1%
Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/18	$10,000	$9,496,900
Savannah, GA, Economic Development Authority, Escrowed to Maturity, 0.00%, 12/1/21	6,000	5,031,060

		$14,527,960

General Obligations — 17.3%
Banks School District No. 13, Washington County, OR, 3.00%, 6/15/21	$1,150	$1,281,859
Beaverton School District 48J, Washington and Multnomah Counties, OR, 4.00%, 6/15/21	330	390,169
Beaverton School District 48J, Washington and Multnomah Counties, OR, 4.00%, 6/15/22	490	577,788
Beaverton School District 48J, Washington and Multnomah Counties, OR, 4.00%, 6/15/25	1,195	1,354,473
Bonneville and Bingham Counties, ID, Joint School District No. 93, 5.00%, 9/15/31	80	97,408

Security	Principal Amount (000’s omitted)	Value
California, 4.00%, 9/1/26	$1,010	$1,113,616
California, 4.00%, 9/1/27	615	671,924
California, 4.00%, 9/1/28	2,820	3,056,260
California, 5.00%, 10/1/41	500	561,895
California, 5.00%, 4/1/42	3,525	3,979,690
California, 5.25%, 10/1/29	560	660,794
California, 5.25%, 10/1/32	3,480	4,091,679
Clackamas County, OR, School District No. 46, 0.00%, 6/15/32	2,350	1,237,181
Clackamas County, OR, School District No. 46, 0.00%, 6/15/33	5,880	2,959,228
Clackamas County, OR, School District No. 46, 0.00%, 6/15/34	8,500	4,075,920
Clackamas County, OR, School District No. 46, 0.00%, 6/15/36	4,630	2,039,978
Clark County, NV, 5.00%, 6/1/38(1)	10,000	11,277,800
Deschutes and Jefferson Counties, School District No. 2J, OR, 0.00%, 6/15/25	3,700	2,675,766
Dieringer School District No. 343, Pierce County, WA, 3.00%, 12/1/21(3)	250	277,087
Dieringer School District No. 343, Pierce County, WA, 3.00%, 12/1/22(3)	100	110,222
Highline School District No. 401, King County, WA, 4.00%, 12/1/22	140	164,590
Highline School District No. 401, King County, WA, 4.00%, 12/1/23	250	288,015
Honolulu City and County, HI, 5.25%, 8/1/33	1,245	1,511,729
Honolulu City and County, HI, 5.25%, 8/1/34	1,525	1,830,823
Howell Public Schools, MI, 4.25%, 5/1/25	155	176,689
Louisiana, 4.00%, 8/1/30(1)	3,680	4,063,530
Louisiana, 4.00%, 8/1/31(1)	3,660	4,022,011
Newton, MA, 5.00%, 4/1/39	1,610	1,812,216
Port of Houston Authority of Harris County, TX, 5.00%, 10/1/39	2,500	2,969,725
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/24	1,565	1,174,830
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/25	1,605	1,160,704
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/26	1,615	1,123,523
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(1)(4)	7,700	8,823,892
South Carolina, 3.25%, 8/1/30	2,330	2,367,280
Sumner School District No. 320, Pierce County, WA, 3.00%, 12/1/27	415	447,312
Washington, 5.25%, 2/1/36(1)	6,000	7,030,620

		$81,458,226

Health Care-Miscellaneous — 0.2%
Suffolk County, NY, Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class B, 7.50%, 9/1/15	$135	$135,751
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(5)	109	110,298
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 1, 5.50%, 12/1/36(5)	387	388,801
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 5.50%, 12/1/36(5)	460	462,859

		$1,097,709

Hospital — 15.8%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$535	$612,629
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	2,955	3,226,712
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39	5,175	5,887,132
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	1,325	1,557,127
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	1,330	1,466,618
California Statewide Communities Development Authority, (John Muir Health), 5.125%, 7/1/39	2,465	2,699,816

Security	Principal Amount (000’s omitted)	Value
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	$2,595	$2,759,860
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/42	5,995	6,717,637
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,045	1,078,158
Charlotte-Mecklenburg, NC, Hospital Authority, (Carolinas HealthCare System), 5.00%, 1/15/43	335	375,438
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	6,480	7,148,995
Idaho Health Facilities Authority, (Trinity Health Credit Group), 6.25%, 12/1/33	2,985	3,545,523
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	7,120	9,085,547
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,230	6,118,734
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	2,490	726,283
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	7,410	1,747,352
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), 5.50%, 7/1/26	4,150	4,355,384
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	785	956,475
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.00%, 7/1/30	400	419,224
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,865	2,042,921
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	2,870	3,207,598
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	3,380	3,745,141
Oneida County, NY, Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	1,365	1,366,829
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.00%, 10/1/42	2,065	2,265,925
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	1,000	1,156,860

		$74,269,918

Housing — 0.2%
Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	$985	$1,012,925
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(6)	285	159,594

		$1,172,519

Industrial Development Revenue — 2.1%
Brazos River Harbor Navigation District of Brazoria County, TX, (Dow Chemical Co.), 4.95%, 5/15/33	$4,000	$4,347,840
Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	530	530,148
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	2,670	3,028,928
St. Charles Parish, LA, (Valero Energy Corp.), 4.00% to 6/1/22 (Put Date), 12/1/40	1,665	1,836,595

		$9,743,511

Insured-Education — 0.5%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$2,254,228

		$2,254,228

Insured-Electric Utilities — 1.7%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$5,415	$6,505,311
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	2,865	1,511,717

		$8,017,028

Insured-General Obligations — 0.3%
Frisco, TX, Independent School District, (AGM), (PSF Guaranteed), 4.00%, 8/15/40	$300	$308,604
Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	1,075	1,107,917

		$1,416,521

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 1.4%
Harrisonburg, VA, Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 4.50%, 8/15/36	$6,295	$6,595,649

		$6,595,649

Insured-Lease Revenue/Certificates of Participation — 0.7%
Anaheim, CA, Public Financing Authority, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$3,468,441

		$3,468,441

Insured-Other Revenue — 0.7%
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	$10,600	$3,291,618

		$3,291,618

Insured-Special Tax Revenue — 6.0%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$12,660	$12,359,831
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/27	6,000	7,621,560
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	2,565	3,304,464
McKay Landing Metropolitan District No. 2, CO, (AMBAC), 4.25%, 12/1/36	1,300	1,212,926
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	11,845	955,299
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,545	1,016,177
San Jose, CA, Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	1,990	1,783,299

		$28,253,556

Insured-Transportation — 4.2%
Alameda, CA, Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	$10,000	$3,900,400
Chicago, IL, (O’Hare International Airport), (AGM), 4.75%, 1/1/34	5,050	5,441,224
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	1,728,878
Metropolitan Transportation Authority, NY, (AGM), 4.00%, 11/15/30	1,085	1,184,353
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,040	1,243,247
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	6,845	5,219,176
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/32	3,755	1,183,989

		$19,901,267

Insured-Water and Sewer — 2.1%
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$4,305	$4,887,897
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	4,825	5,248,973

		$10,136,870

Lease Revenue/Certificates of Participation — 1.0%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$3,970	$4,652,284

		$4,652,284

Nursing Home — 0.2%
Montgomery County, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	$865	$865,813

		$865,813

Other Revenue — 4.5%
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$1,175	$1,367,594
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,320	1,533,101
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	720	838,138

Security	Principal Amount (000’s omitted)	Value
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	$1,220	$1,055,507
Mohegan Tribe of Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(5)	1,000	1,001,270
New York, NY, Transitional Finance Authority, (Building Aid), 6.00%, 7/15/38	7,250	8,507,730
Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	90	89,928
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	545	528,290
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	2,735	3,057,128
Seminole Tribe, FL, 5.50%, 10/1/24(5)	1,150	1,252,408
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(5)	2,290	1,953,439

		$21,184,533

Senior Living/Life Care — 2.7%
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$3,300	$3,397,680
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	1,885	1,956,781
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	2,255	2,334,015
Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	1,480	1,479,911
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	1,650	1,923,026
North Miami, FL, (Imperial Club), 6.125%, 1/1/42(7)	1,480	651,363
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	160	172,944
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	660	717,004

		$12,632,724

Special Tax Revenue — 11.0%
Baltimore, MD, (Clipper Mill), 6.25%, 9/1/33	$2,476	$2,573,703
Baltimore, MD, (Strathdale Manor), 7.00%, 7/1/33	744	767,503
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	1,250	1,024,775
Capistrano, CA, Unified School District, 6.00%, 9/1/33	1,000	1,010,590
Ernest N. Morial-New Orleans Exhibition Hall Authority, LA, 5.00%, 7/15/26	320	371,248
Ernest N. Morial-New Orleans Exhibition Hall Authority, LA, 5.00%, 7/15/27	140	160,996
Illinois, Sales Tax Revenue, 5.00%, 6/15/31	845	988,599
Illinois, Sales Tax Revenue, 5.00%, 6/15/32	815	948,155
Illinois, Sales Tax Revenue, 5.00%, 6/15/33	865	1,002,094
Massachusetts Bay Transportation Authority, 5.00%, 7/1/41	1,145	1,331,532
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	4,040	4,660,342
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34(1)	9,000	12,096,900
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 0.00%, 11/15/30	3,560	1,934,824
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 0.00%, 11/15/32	2,330	1,161,272
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/34	5,000	5,803,250
New York, NY, Transitional Finance Authority, Future Tax Revenue, 4.00%, 11/1/25	1,635	1,891,106
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.25%, 2/1/30	4,930	5,926,600
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	5,995	6,260,339
River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	1,180	1,053,244
Tiverton, RI, (Villages on Mount Hope Bay), 6.875%, 5/1/22	795	804,508

		$51,771,580

Transportation — 16.7%
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$415	$492,070
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	2,250	2,852,460
Metropolitan Transportation Authority, NY, 6.50%, 11/15/28	5,000	6,350,150

Security	Principal Amount (000’s omitted)	Value
New Jersey Transportation Trust Fund Authority, (Transportation Program), 4.00%, 6/15/30	$1,755	$1,881,342
New Jersey Transportation Trust Fund Authority, (Transportation Program), 4.00%, 6/15/31	1,450	1,539,726
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	4,820	5,723,123
New Jersey Turnpike Authority, 5.00%, 1/1/35	3,410	3,925,558
New Jersey Turnpike Authority, 5.25%, 1/1/40	4,000	4,496,680
New York Liberty Development Corp., (One World Trade Center), 5.00%, 12/15/41	3,625	4,121,987
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,235	1,419,373
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	1,070	1,171,276
Pennsylvania Turnpike Commission, 5.50%, 12/1/41	645	722,568
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	11,500	11,050,580
Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	5,000	5,474,900
Port Authority of New York and New Jersey, 5.25%, 7/15/36	2,750	3,261,307
Route 460 Funding Corp., VA, 0.00%, 7/1/42	5,500	1,134,595
Route 460 Funding Corp., VA, 0.00%, 7/1/43	6,100	1,185,047
Route 460 Funding Corp., VA, 0.00%, 7/1/44	6,350	1,163,701
Route 460 Funding Corp., VA, 0.00%, 7/1/45	5,000	863,600
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,500	4,304,545
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	2,980	3,570,994
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(1)	10,000	11,849,800

		$78,555,382

Water and Sewer — 3.4%
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/32	$1,000	$1,085,350
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(4)	6,855	8,194,878
Omaha, NE, Sanitary Sewerage System Revenue, 4.00%, 11/15/29	955	1,049,335
Omaha, NE, Sanitary Sewerage System Revenue, 4.00%, 11/15/30	955	1,044,168
Omaha, NE, Sanitary Sewerage System Revenue, 4.00%, 11/15/32	835	902,527
Portland, OR, Water System, 5.00%, 5/1/35	3,265	3,809,994

		$16,086,252

Total Tax-Exempt Investments — 111.9% (identified cost $464,576,448)		$527,495,617

Other Assets, Less Liabilities — (11.9)%		$(56,229,871)

Net Assets — 100.0%		$471,265,746

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2012, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	22.2%
California	16.5%
Others, representing less than 10% individually	73.2%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2012, 15.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 5.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	When-issued security.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $6,673,770.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2012, the aggregate value of these securities is $5,169,075 or 1.1% of the Fund’s net assets.

(6)	Defaulted matured bond.

(7)	Security is in default and making only partial interest payments.

A summary of open financial instruments at December 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/13	325 U.S. 10-Year Treasury Note	Short	$(43,242,266)	$(43,153,906)	$88,360
3/13	182 U.S. 30-Year Treasury Bond	Short	(27,298,245)	(26,845,000)	453,245

					$541,605

At December 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $541,605.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$398,313,663

Gross unrealized appreciation	$66,345,137
Gross unrealized depreciation	(3,513,183)

Net unrealized appreciation	$62,831,954

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$527,495,617	$—	$527,495,617
Total Investments	$—	$527,495,617	$—	$527,495,617
Futures Contracts	$541,605	$—	$—	$541,605
Total	$541,605	$527,495,617	$—	$528,037,222

The Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At December 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Build America Bond Fund

December 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Taxable Municipal Securities — 98.2%(1)

Security	Principal Amount (000’s omitted)	Value
Education — 8.1%
Massachusetts College Building Authority, 5.832%, 5/1/30	$2,500	$3,056,850
University of Massachusetts Building Authority, 6.573%, 5/1/39	2,220	2,528,647
University of Michigan, 6.172%, 4/1/30	530	613,030
University of Texas, 6.276%, 8/15/41	1,715	2,025,243

		$8,223,770

Electric Utilities — 9.0%
American Municipal Power-Ohio, Inc., 7.499%, 2/15/50	$1,000	$1,360,290
Los Angeles, CA, Department of Water and Power, 6.166%, 7/1/40	540	633,080
Los Angeles, CA, Department of Water and Power, 7.00%, 7/1/41	505	615,297
Municipal Electric Authority of Georgia, 6.637%, 4/1/57	1,030	1,226,874
Municipal Electric Authority of Georgia, 6.655%, 4/1/57	1,000	1,185,120
Nebraska Public Power District, 5.323%, 1/1/30	1,000	1,159,360
Northern Illinois Municipal Power Agency, 7.62%, 1/1/30	1,000	1,295,240
San Antonio, TX, Electric & Gas Revenue, 6.168%, 2/1/41	1,440	1,642,291

		$9,117,552

General Obligations — 33.2%
Ann Arbor, MI, 5.40%, 5/1/23	$1,000	$1,148,020
California, 7.70%, 11/1/30	2,380	2,961,553
Commonwealth of Massachusetts, 4.91%, 5/1/29	1,575	1,838,686
Commonwealth of Pennsylvania, 5.85%, 7/15/30	1,705	2,021,823
Connecticut, 5.632%, 12/1/29	1,155	1,399,421
Dallas, TX, Independent School District, (PSF Guaranteed), 6.45%, 2/15/35	2,040	2,562,322
Denton County, TX, 5.968%, 7/15/35	1,000	1,148,750
Denver, CO, 5.65%, 8/1/30	1,250	1,496,575
Florida, Board of Education, 5.50%, 6/1/27	1,000	1,150,580
Florida, Board of Education, 5.75%, 6/1/35	1,195	1,337,372
Mississippi, 5.245%, 11/1/34	2,000	2,398,780
Montgomery County, PA, 6.03%, 9/1/39	1,365	1,572,808
New York, NY, 5.676%, 10/1/34	1,055	1,197,320
New York, NY, 6.646%, 12/1/31	2,500	3,080,500
Phoenix, AZ, 5.269%, 7/1/34	395	462,430
San Antonio, TX, Independent School District, (PSF Guaranteed), 6.247%, 8/15/35	1,245	1,512,887
San Mateo, CA, Union High School District, 6.733%, 9/1/34	800	924,224
Santa Monica, CA, Community College District, 6.763%, 8/1/34	2,425	2,828,399
Shelby County, TN, 5.75%, 4/1/34	270	310,025
Southwest Regional Sanitary Sewer & Water Authority, MI, 6.50%, 4/1/40	805	905,174
Washington, 5.09%, 8/1/33	1,280	1,538,867

		$33,796,516

Hospital — 0.8%
King County, WA, Public Hospital District No. 1, 7.90%, 6/15/30	$250	$283,147
King County, WA, Public Hospital District No. 1, 8.00%, 6/15/40	500	560,980

		$844,127

1

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 3.5%
North Carolina Turnpike Authority, (Triangle Expressway System), 6.70%, 1/1/39	$2,615	$3,012,402
Oregon Department of Administrative Services, 6.18%, 5/1/35	500	559,555

		$3,571,957

Other Revenue — 3.7%
Battery Park City Authority, NY, 6.375%, 11/1/39	$1,290	$1,494,903
Florida State Board of Education, Lottery Revenue, 6.584%, 7/1/29	340	407,701
New York, NY, Transitional Finance Authority, (Building Aid), 7.128%, 7/15/30	1,500	1,844,430

		$3,747,034

Special Tax Revenue — 15.0%
Connecticut, 5.74%, 12/1/29	$2,500	$3,104,650
Dallas, TX, Area Rapid Transit, 6.249%, 12/1/34	1,265	1,445,300
Iowa, Special Obligation, 6.75%, 6/1/34	1,865	2,217,653
Massachusetts School Building Authority, 5.715%, 8/15/39	980	1,257,536
New York Urban Development Corp., 5.77%, 3/15/39	1,385	1,674,119
New York, NY, Transitional Finance Authority, 5.508%, 8/1/37	1,000	1,227,400
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.882%, 11/1/31	1,010	1,150,521
Oregon Department of Transportation, (Highway User Tax), 5.784%, 11/15/30	2,000	2,535,320
Oregon Department of Transportation, (Highway User Tax), 5.834%, 11/15/34	525	683,561

		$15,296,060

Transportation — 10.6%
Florida Department of Transportation Authority, 6.80%, 7/1/39	$1,990	$2,356,140
Maryland Transportation Authority, 5.788%, 7/1/29	850	1,095,191
Missouri Highways and Transportation Commission, 5.445%, 5/1/33	2,000	2,459,740
New Jersey Transportation Trust Fund Authority, 6.104%, 12/15/28	2,775	3,177,764
Port of Seattle, WA, 7.00%, 5/1/36	1,385	1,640,851

		$10,729,686

Water and Sewer — 14.3%
Chesapeake, VA, Water and Sewer Revenue, 6.283%, 7/1/40	$775	$902,309
Denver, CO, City & County Board of Water Commissioners, 5.05%, 12/15/35	1,000	1,078,700
Hamilton County, OH, Sewer System Revenue, 6.50%, 12/1/34	1,000	1,177,470
Hampton Roads Sanitation District, VA, 5.814%, 11/1/29	470	568,831
Jea, FL, Water and Sewer Revenue, 6.21%, 10/1/33	100	127,000
Knoxville, TN, Wastewater System Revenue, 6.50%, 4/1/43	570	657,324
Metropolitan Water District of Southern California, 6.538%, 7/1/39	1,525	1,823,580
New York, NY, Municipal Water Finance Authority, 6.452%, 6/15/41	2,450	2,880,514
Northeast Ohio Regional Sewer District, 6.038%, 11/15/40	855	988,500
Seattle, WA, Water System Revenue, 5.62%, 8/1/30	2,500	3,131,175
Washington County, OR, Clean Water Services, 5.701%, 10/1/30	1,000	1,232,870

		$14,568,273

Total Taxable Municipal Securities — 98.2% (identified cost $93,640,550)		$99,894,975

2

Short-Term Investments — 0.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(2)	$644	$643,764

Total Short-Term Investments (identified cost $643,764)		$643,764

Total Investments — 98.8% (identified cost $94,284,314)		$100,538,739

Other Assets, Less Liabilities — 1.2%		$1,184,250

Net Assets — 100.0%		$101,722,989

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PSF	-	Permanent School Fund

At December 31, 2012, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	14.3%
Texas	10.2%
Others, representing less than 10% individually	73.7%

(1)	Build America Bonds. Represent taxable municipal obligations issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2012 was $163.

The Fund did not have any open financial instruments at December 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$94,884,953

Gross unrealized appreciation	$5,844,812
Gross unrealized depreciation	(191,026)

Net unrealized appreciation	$5,653,786

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Taxable Municipal Securities	$—	$99,894,975	$—	$99,894,975
Short-Term Investments	—	643,764	—	643,764
Total Investments	$—	$100,538,739	$—	$100,538,739

The Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At December 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Atlanta Capital Horizon Growth Fund

December 31, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 100.3%

Security	Shares	Value
Aerospace & Defense — 1.8%
B/E Aerospace, Inc.(1)	12,696	$627,182

		$627,182

Air Freight & Logistics — 5.5%
C.H. Robinson Worldwide, Inc.	15,881	$1,003,997
Expeditors International of Washington, Inc.	22,899	905,655

		$1,909,652

Beverages — 1.1%
Dr Pepper Snapple Group, Inc.	8,743	$386,266

		$386,266

Capital Markets — 1.9%
Affiliated Managers Group, Inc.(1)	5,063	$658,950

		$658,950

Chemicals — 4.3%
Airgas, Inc.	9,473	$864,790
Ecolab, Inc.	8,938	642,642

		$1,507,432

Commercial Banks — 1.8%
First Republic Bank	18,536	$607,610

		$607,610

Commercial Services & Supplies — 5.3%
Stericycle, Inc.(1)	10,408	$970,754
Waste Connections, Inc.	26,015	879,047

		$1,849,801

Communications Equipment — 3.5%
F5 Networks, Inc.(1)	5,185	$503,723
Juniper Networks, Inc.(1)	36,079	709,674

		$1,213,397

Construction & Engineering — 2.0%
Chicago Bridge & Iron Co. NV - NY Shares	15,063	$698,170

		$698,170

Diversified Financial Services — 2.3%
IntercontinentalExchange, Inc.(1)	6,309	$781,117

		$781,117

Electrical Equipment — 1.2%
AMETEK, Inc.	10,787	$405,268

		$405,268

Electronic Equipment, Instruments & Components — 2.5%
Amphenol Corp., Class A	13,538	$875,909

		$875,909

Energy Equipment & Services — 5.3%
Cameron International Corp.(1)	10,272	$579,957
Core Laboratories NV	4,639	507,089
Oceaneering International, Inc.	7,273	391,215
Weatherford International, Ltd.(1)	31,634	353,984

		$1,832,245

1

Security	Shares	Value
Food Products — 2.8%
Mead Johnson Nutrition Co.	6,874	$452,928
TreeHouse Foods, Inc.(1)	10,009	521,769

		$974,697

Health Care Equipment & Supplies — 2.7%
Edwards Lifesciences Corp.(1)	4,007	$361,311
Varian Medical Systems, Inc.(1)	8,305	583,343

		$944,654

Health Care Technology — 1.3%
Cerner Corp.(1)	5,589	$433,930

		$433,930

Hotels, Restaurants & Leisure — 2.2%
Arcos Dorados Holdings, Inc., Class A	25,724	$307,659
Wynn Resorts, Ltd.	4,060	456,709

		$764,368

Insurance — 2.0%
Markel Corp.(1)	1,616	$700,407

		$700,407

Internet & Catalog Retail — 1.1%
priceline.com, Inc.(1)	594	$368,993

		$368,993

Internet Software & Services — 2.0%
MercadoLibre, Inc.	8,933	$701,866

		$701,866

IT Services — 2.6%
Cognizant Technology Solutions Corp., Class A(1)	12,048	$892,154

		$892,154

Life Sciences Tools & Services — 4.8%
Illumina, Inc.(1)	15,181	$843,912
Mettler-Toledo International, Inc.(1)	4,279	827,131

		$1,671,043

Machinery — 2.4%
IDEX Corp.	9,211	$428,588
Joy Global, Inc.	6,411	408,893

		$837,481

Multiline Retail — 3.7%
Dollar Tree, Inc.(1)	11,959	$485,057
Kohl’s Corp.	11,002	472,866
Nordstrom, Inc.	5,785	309,498

		$1,267,421

Oil, Gas & Consumable Fuels — 3.3%
Denbury Resources, Inc.(1)	29,618	$479,812
QEP Resources, Inc.	22,412	678,411

		$1,158,223

Pharmaceuticals — 4.0%
Allergan, Inc.	9,212	$845,017
Perrigo Co.	5,073	527,744

		$1,372,761

Professional Services — 1.0%
IHS, Inc.(1)	3,495	$335,520

		$335,520

2

Security	Shares	Value
Road & Rail — 2.0%
J.B. Hunt Transport Services, Inc.	11,776	$703,145

		$703,145

Semiconductors & Semiconductor Equipment — 2.1%
Broadcom Corp., Class A	21,702	$720,723

		$720,723

Software — 7.0%
Informatica Corp.(1)	12,969	$393,220
Intuit, Inc.	14,575	867,212
Red Hat, Inc.(1)	6,796	359,916
salesforce.com, inc.(1)	4,737	796,290

		$2,416,638

Specialty Retail — 8.8%
Bed Bath & Beyond, Inc.(1)	11,502	$643,077
CarMax, Inc.(1)	15,746	591,105
O’Reilly Automotive, Inc.(1)	6,903	617,266
Tiffany & Co.	10,895	624,719
Ulta Salon, Cosmetics & Fragrance, Inc.	5,891	578,850

		$3,055,017

Textiles, Apparel & Luxury Goods — 6.0%
Coach, Inc.	12,747	$707,586
Fossil, Inc.(1)	6,290	585,599
lululemon athletica, inc.(1)	6,489	494,657
Ralph Lauren Corp.	2,057	308,385

		$2,096,227

Total Common Stocks (identified cost $32,056,016)		$34,768,267

Short-Term Investments — 1.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(2)	$528	$528,213

Total Short-Term Investments (identified cost $528,213)		$528,213

Total Investments — 101.8% (identified cost $32,584,229)		$35,296,480

Other Assets, Less Liabilities — (1.8)%		$(612,969)

Net Assets — 100.0%		$34,683,511

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2012 was $267.

The Fund did not have any open financial instruments at December 31, 2012.

3

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$33,020,341

Gross unrealized appreciation	$3,751,597
Gross unrealized depreciation	(1,475,458)

Net unrealized appreciation	$2,276,139

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$34,768,267	*	$—	$—	$34,768,267
Short-Term Investments	—		528,213	—	528,213
Total Investments	$34,768,267		$528,213	$—	$35,296,480

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At December 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	February 22, 2013

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 22, 2013